CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Oct. 31, 2024
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 19 – CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiary exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of this test, restricted net assets of consolidated subsidiary, VIE and VIE’s subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiary (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiary in the form of loans, advances or cash dividends without the consent of a third party.

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with such requirement and concluded that it was not applicable to the Company as the restricted net assets of the Company’s PRC subsidiary, VIE and VIE’s subsidiaries did not exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company have not been required.